EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
Schedule of Net Income Used in Earnings Per Share
	US dollars
	Year ended December 31,
(in thousands)	2014	2013	2012
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	30,429	23,762	24,880

Schedule of Weighted Average Shares Used in Earnings Per Share
	Number of shares
	Year ended December 31,
(in thousands)	2014	2013	2011
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,968	20,968	20,968